Revenue Recognition and Contract Balances - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Residential Solar Installation
Total revenue	$ 72,793	$ 78,413	$ 300,000	$ 108,742
Total revenue recognized over time	41,642	51,970	207,673	99,665
Total revenue recognized at a point in time	31,151	26,443	92,327	9,077
Residential Solar Installation [Member]
Residential Solar Installation
Total revenue	31,537	36,504	160,987	67,460
Residential Solar Installation [Member] | Revenue recognized over time [Member]
Residential Solar Installation
Total revenue	31,537	36,504	160,987	67,460
New Homes Business [Member]
Residential Solar Installation
Total revenue	14,629	41,909	124,595	41,282
New Homes Business [Member] | Revenue recognized over time [Member]
Residential Solar Installation
Total revenue	10,106	15,466	46,686	32,205
New Homes Business [Member] | Revenue recognized at a point in time [Member]
Residential Solar Installation
Total revenue	4,523	26,443	77,909	9,077
Dealer [Member]
Residential Solar Installation
Total revenue	26,627		14,418
Dealer [Member] | Revenue recognized at a point in time [Member]
Residential Solar Installation
Total revenue	$ 26,627		$ 14,418